Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000254756
Shareholder Report [Line Items]
Fund Name	LT Large Core ETF
Trading Symbol	ALRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LT Large Core ETF for the period from July 7, 2025 (commencement of operations) to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$2	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.28%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The ALRG ETF was launched on July 7, 2025. During the abbreviated period from launch through the end of July, U.S. equities advanced, particularly in the latter half of July. Market sentiment was buoyed by several positive developments, including President Trump’s denial of any intention to dismiss the Federal Reserve chair and signs of easing trade tensions as the U.S. government assured NVIDIA that it would be permitted to resume sales of certain graphics processing units to China, while Chinese exports of rare earth magnets to the U.S. rebounded.

During the period, we exited one position in health care. Portfolio positioning at fiscal year-end remained broadly consistent with the beginning of the period, featuring overweights to industrials, information technology (IT), and financials, offset by underweights in health care, utilities, and consumer staples.

Positive performance was driven by strong stock selection in financials, health care, and communication services along with our underweight in health care. Conversely, stock selection in IT and energy as well as our underweight in utilities detracted from results.

Line Graph [Table Text Block]
	LT Large Core ETF	S&P 500 Index
7/7/2025	$10,000	$10,000
7/31/2025	$10,250	$10,181

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (7/7/25)
LT Large Core ETF	2.50
S&P 500 Index	1.81

AssetsNet	$ 8,008,387
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,420
InvestmentCompanyPortfolioTurnover	2.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	35.9
Financials	15.9
Industrials	12.0
Consumer discretionary	12.0
Communication services	9.9
Health care	6.2
Energy	3.9
Consumer staples	3.0
Materials	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	9.7
Apple, Inc.	7.0
Amazon.com, Inc.	5.3
Broadcom, Inc.	4.9
Meta Platforms, Inc. Class A	4.6
Alphabet, Inc. Class C	3.9
JPMorgan Chase & Co.	3.2
Eaton Corp. PLC	2.3
RTX Corp.	2.2
Eli Lilly & Co.	2.2

Material Fund Change [Text Block]
C000254757
Shareholder Report [Line Items]
Fund Name	LT Large Growth ETF
Trading Symbol	AGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LT Large Growth ETF for the period from March 26, 2025 (commencement of operations) to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$13	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.35%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The April–July 2025 period was marked by heightened volatility. U.S. equities initially declined following President Trump’s “Liberation Day” tariff announcement but rebounded sharply after a 90-day postponement to facilitate negotiations with trading partners.

During the period, we initiated one new position and exited another position, both within consumer staples. Portfolio positioning at fiscal year-end remained broadly consistent with the beginning of the period, featuring overweight allocations to health care, communication services, and industrials, offset by underweights in information technology, consumer discretionary, and consumer staples.

The ETF remains underweight the Magnificent Seven. We remain constructive on the long-term fundamentals of this group, but we believe it is prudent to diversify beyond the largest benchmark names.

Positive performance was driven by strong stock selection in industrials and communication services along with our underweight in consumer staples. Conversely, stock selection in health care and financials as well as our overweight in health care detracted from results.

Line Graph [Table Text Block]
	LT Large Growth ETF	Russell 1000® Growth Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,640	$9,697	$9,806
4/30/2025	$9,818	$9,863	$9,740
5/31/2025	$10,647	$10,745	$10,357
6/30/2025	$11,403	$11,441	$10,883
7/31/2025	$11,778	$11,873	$11,123

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (3/26/25)
LT Large Growth ETF	17.78
Russell 1000® Growth Index	18.73
Russell 3000® Index	11.23

AssetsNet	$ 124,835,513
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 122,084
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	49.1
Communication services	14.2
Consumer discretionary	10.3
Health care	9.9
Industrials	7.0
Financials	6.5
Materials	1.1
Real estate	1.0
Consumer staples	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	14.7
Microsoft Corp.	9.7
Amazon.com, Inc.	6.5
Apple, Inc.	6.0
Alphabet, Inc. Class C	5.7
Meta Platforms, Inc. Class A	5.2
Broadcom, Inc.	4.6
Visa, Inc. Class A	2.6
Arista Networks, Inc.	2.4
Cadence Design Systems, Inc.	2.0

Material Fund Change [Text Block]
C000254758
Shareholder Report [Line Items]
Fund Name	Special Large Value ETF
Trading Symbol	ASLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Value ETF for the period from March 26, 2025 (commencement of operations) to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$13	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.35%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the four-month period, the Fund outperformed its strategy benchmark, driven by stock selection and sector positioning. The period began with fears around tariffs and a pause in rate cuts leading to a potential recession. However, a delay in tariff implementation caused a significant rally off the April 8 stock market lows.

Since its inception, the Fund made minor changes to sector positioning, adding to its consumer discretionary weighting while reducing weight in industrials. Citigroup, Inc. was the largest contributor, as it is in the process of exiting its less-profitable, non-core franchises and eliminating managerial layers to improve its return structure and reduce its capital needs, with a goal of creating a more durable and higher-growth cash flow. The largest detractor was Fiserv, Inc., a leading provider of merchant acceptance, financial technology, and related services to financial institutions. Shares underperformed on disappointing volumes affected by headwinds and management’s more cautious guidance. We believe Fiserv’s competitive position and growth opportunities remain largely unchanged, and we see an attractive reward/risk profile.

Line Graph [Table Text Block]
	Special Large Value ETF	Russell 1000® Value Index	Russell 3000® Index
3/26/2025	$10,000	$10,000	$10,000
3/31/2025	$9,899	$9,933	$9,806
4/30/2025	$9,771	$9,631	$9,740
5/31/2025	$10,157	$9,969	$10,357
6/30/2025	$10,551	$10,310	$10,883
7/31/2025	$10,595	$10,369	$11,123

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (3/26/25)
Special Large Value ETF	5.95
Russell 1000® Value Index	3.69
Russell 3000® Index	11.23

AssetsNet	$ 247,296,639
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 203,895
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.1
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.2
Mondelez International, Inc. Class A	3.1
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized